Derivative financial instruments - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Text block 1 [Abstract]
Gain/Loss on derivative transactions	¥ (80,831)	¥ (267,190)	¥ (129,782)
The aggregate fair value amount of derivative financial instruments that contain credit risk related contingent features that are in a net liability position after being offset by cash collateral	20,213	13,166
The aggregate fair value amount of assets that are already posted as cash collateral	87,644	¥ 98,840
The maximum amount of assets to be posted or for which Toyota could be required to settle the contracts if the ratings of Toyota decline below specified thresholds	¥ 20,213